Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
24.	RELATED PARTY TRANSACTIONS

The related parties are defined as affiliates of the Company; entities for which investments are accounted for by the equity method by the Company; the principal owners of the Company; its management; members of the immediate families of the principal owners of the Company and its management.

Moon View Venture Limited (“Moon View”), PEWC, Singapore Branch, PEWC Singapore Co. (Pte) Ltd., and PEWC (HK) are controlled by PEWC. Moon View is the immediate holding company of the Company. Italian-Thai Development Public Company Limited (“Italian-Thai”) is the non-controlling shareholder of one of the Company’s operating subsidiaries in Thailand. SPHC is one of the Company’s equity investees. Fujikura Limited is a non-controlling shareholder of one of the Company’s operating subsidiaries in Thailand.

24(a)Outstanding balance with related parties

The following table provided the total amount of outstanding balance at December 31, 2020 and 2019.

	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
	2020	2019	2020	2019
	US$’000	US$’000	US$’000	US$’000
The ultimate parent company
PEWC	—	—	8,550	862
PEWC, Singapore Branch	22	21	—	—
PEWC Singapore Co. (Pte) Ltd.	—	—	400	1,027
PEWC (HK)	5,613	5,247	42	20

Associate
SPHC	196	196	1,362	1,362

Non-controlling shareholder of subsidiary
Italian-Thai and its affiliates	5,151	6,102	240	—

Others	—	—	26	13
Total	10,982	11,566	10,620	3,284

As of December 31, 2020 and 2019, the interest rates on the balance due to PEWC Singapore Co. (Pte) Ltd. range from 1.23% to 2.90% and 3.09% to 3.79%, respectively. In December 2020, this loan was repaid in full to PEWC Singapore Co. (Pte) Ltd.

In August 2020, APWC procured a total of $6 million secured loan, which is shown in the balance due to PEWC as of December 31, 2020. This loan is a straight loan for a period of 12 months with a fixed interest rate of 3% per annum. It is secured by a pledge of the Company’s 98.3% ownership stake in Sigma Cable.

24.	RELATED PARTY TRANSACTIONS (continued)

24(b)Transactions with related parties

The transactions undertaken with related parties are summarized as follows:

		For the year ended December 31,
		2020	2019	2018
		US$’000	US$’000	US$’000
The ultimate parent company
PEWC	Purchases	5,742	2,745	521
	Sales	90	—	14
	Fabrication income received	—	140	412
	Management fee paid	133	199	136
	Information technology service fee paid	123	101	115
	Interest expenses paid	60	—	—
PEWC, Singapore Branch	Management fee received	14	14	14
PEWC Singapore Co. (Pte) Ltd.	Interest expenses paid	12	22	21
PEWC (HK)	Purchases	—	—	2,479
	Sales	17,004	17,831	23,498
	Service fee paid	209	218	231

The immediate holding company
Moon View	Income from discharge of liability*	—	—	1,537

Non-controlling shareholder of subsidiary
Italian Thai and its affiliates	Sales	5,344	4,188	6,814
	Construction of factory building expenses	3,436	215	—
Fujikura Limited	Purchases	—	249	750

Moon View discharged the Company’s liabilities towards Moon View due to the financial arrangement between related parties. The Company wrote off the liabilities amounted to $1,537 from “due to related parties”, and recognized other income amounted to $1,537 for the year ended December 31, 2018.

24(c)Terms and condition of transactions with related parties

The sales to and purchases from related parties are based on negotiation by the entities. Outstanding balances at the year-end are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.

The Company purchases from PEWC copper rods as raw materials, low to high voltage power cable, and wire for distribution purposes. The purchase price from PEWC is determined by reference to the quoted copper prices on the LME. No sales commission was received from PEWC during the years ended December 31, 2020, 2019 and 2018.

24.	RELATED PARTY TRANSACTIONS (continued)

24(c)Terms and condition of transactions with related parties (continued)

Pursuant to the composite services agreement with PEWC:

(i)

PEWC will sell copper rod to the Company, upon the Company’s request, (1) at a price consisting of the average spot price of copper on the LME for the one month prior to purchase plus an agreed upon premium, (2) at prices and on terms at least as favorable as it provides copper rod to other purchasers of similar amounts of copper rod in the same markets as PEWC and (3) will give priority in the supply of copper rod to the Company over other purchasers of copper rod from PEWC.

(ii)

PEWC grants to the Company the right to distribute any wire or cable product manufactured by PEWC in all markets in which the Company presently distributes or develops the capability to distribute in the future, such products on such terms as have historically been in effect or on terms at least as favorable as PEWC grants to third parties that distribute such products in such markets. However, PEWC shall not be required to grant to the Company the right to distribute products manufactured by PEWC in the future in markets where the Company does not currently have the capability to distribute unless and until PEWC has no pre-existing contractual rights which would conflict with the grant of such right to the Company.

(iii)

PEWC will make available to the Company, upon the Company’s request and on terms to be mutually agreed between PEWC and the Company from time to time, access to certain of PEWC’s technology (and PEWC personnel necessary to use such technology) with respect to the design and manufacture of wire and cable products, including, without limitation, certain fiber optic technology. The Company benefits from research and development conducted by PEWC at little or no cost to the Company.

(iv)

PEWC will make available to the Company, upon the Company’s request and on terms to be mutually agreed between PEWC and the Company from time to time, certain services with respect to the design and manufacture of wire and cable products, computerization, inventory control, purchasing, internal auditing, quality control, emergency back-up services, and recruitment and training of personnel; such services may include the training of the Company’s employees and managers at PEWC facilities and the secondment of PEWC employees and managers to the Company.

(v)

Each of PEWC and the Company will offer the other party the right to participate in any negotiations with a third party concerning the establishment of any facility or similar venture to manufacture or distribute any wire or cable product outside of the markets where the Company currently manufactures or distributes, or intends to develop the capability to manufacture or distribute, any wire or cable product. Unless the Company and PEWC mutually agree otherwise, the Company shall have the right of first refusal to enter into any definitive agreement with such third party. If, however, such third party would not agree to the substitution of the Company for PEWC or such substitution would prevent the successful completion of the facility or venture, PEWC will arrange for the Company to participate to the extent possible.

24.	RELATED PARTY TRANSACTIONS (continued)

24(d)Compensation of key management personnel of the Company

	For the years ended December, 31
	2020	2019	2018
	US$’000	US$’000	US$’000
Short-term employee benefits	3,050	3,073	3,814
Post-employment benefits	114	179	102
Termination benefits	—	—	47
Total compensation paid to key management personnel	3,164	3,252	3,963

The amounts disclosed in the table were recognized as expenses during the reporting periods.